EQUITY INDEX FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY INDEX FUNDS

SUPPLEMENT DATED MAY 22, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of each Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Emerging Markets Equity Index Fund — Fees and Expenses of the Fund” and “Example” on page 3 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.21%
Other Expenses	0.13%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.11%
Total Annual Fund Operating Expenses	0.34%
Expense Reimbursement(2)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.30%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.30%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$105	$187	$427

2.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Global Real Estate Index Fund — Fees and Expenses of the Fund” and “Example” on page 7 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.40%
Other Expenses	0.13%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.11%
Total Annual Fund Operating Expenses	0.53%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.50%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the

NORTHERN FUNDS PROSPECTUS

EQUITY INDEX FUNDS

PROSPECTUS SUPPLEMENT

same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$167	$293	$662

3.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Global Sustainability Index Fund — Fees and Expenses of the Fund” and “Example” on page 11 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Other Expenses	0.22%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.20%
Total Annual Fund Operating Expenses	0.40%
Expense Reimbursement(2)	(0.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.30%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.30%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$118	$214	$495

4.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — International Equity Index Fund — Fees and Expenses of the Fund” and “Example” on page 15 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Other Expenses	0.12%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses	0.30%
Expense Reimbursement(2)	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.25%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$91	$164	$376

NORTHERN FUNDS PROSPECTUS

EQUITY INDEX FUNDS

PROSPECTUS SUPPLEMENT

5.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Mid Cap Index Fund — Fees and Expenses of the Fund” and “Example” on page 18 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.13%
Other Expenses	0.05%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.03%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	0.19%
Expense Reimbursement(4)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.16%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including money market funds, other mutual funds and business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

(3)

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratio of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.15%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Fund expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$58	$104	$240

6.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Small Cap Index Fund — Fees and Expenses of the Fund” and “Example” on page 21 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.13%
Other Expenses	0.06%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.04%
Acquired Fund Fees and Expenses(2)	0.09%
Total Annual Fund Operating Expenses(3)	0.28%
Expense Reimbursement(4)	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement(3)	0.24%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including money market funds, other mutual funds and business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations.

(3)

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratio of average net assets to (1) expenses before reimbursements and credits and

NORTHERN FUNDS PROSPECTUS

EQUITY INDEX FUNDS

PROSPECTUS SUPPLEMENT

(2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

(4)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.15%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Fund expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$25	$86	$153	$352

7.	Effective June 30, 2014, the information under the sections entitled “FUND SUMMARIES — Stock Index Fund — Fees and Expenses of the Fund” and “Example” on page 24 of the Prospectus is amended and restated as follows to reflect new total annual fund operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.08%
Other Expenses	0.04%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Expense Reimbursement(2)	(0.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.10%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.10%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$37	$66	$152

8.	Effective June 30, 2014, the information under “Advisory Fees” on page 29 of the Prospectus is supplemented as follows to reflect new contractual management fees:

Effective June 30, 2014, as compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest, if any) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the amounts shown in the table under the caption “Fees and Expenses of the Fund” in each Fund’s Fund Summary. The contractual expense reimbursement arrangement is expected to continue until at least July 31, 2015. The contractual expense reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund

NORTHERN FUNDS PROSPECTUS

EQUITY INDEX FUNDS

PROSPECTUS SUPPLEMENT

upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive management fees of the Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time.

A discussion regarding the Board of Trustees’ basis for its approval of the Funds’ Management Agreement is available in the Funds’ annual report to shareholders for the fiscal year ended March 31, 2014.

Fund	Contractual Management Fee Rate Effective June 30, 2014
Emerging Markets Equity Index	0.21%
Global Real Estate Index	0.40%
Global Sustainability Index	0.18%
International Equity Index	0.18%
Mid Cap Index	0.13%
Small Cap Index	0.13%
Stock Index	0.08%

9.	The third paragraph under “SECURITIES, TECHNIQUES AND RISKS — Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks” on page 48 of the Prospectus is amended and restated as follows:

INVESTMENT OBJECTIVES. A Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will be notified of any changes to a Fund’s investment objective. Any changes to a Fund’s investment objective may result in a Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	INDX SPT (5/14)

NORTHERN FUNDS PROSPECTUS